Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of revenues and expenses in the financial statements and disclosures in the accompanying notes. Actual results and outcomes could differ materially from management’s estimates, judgments and assumptions.

Foreign Currency Translation

Pieris AG’s reporting currency is U.S. dollars. During the years ended December 31, 2013 and 2012, Pieris AG had operations in Germany with a functional currency of the euro. All amounts in the financial statements where the functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows:

•	assets and liabilities at period-end rates,

•	income statement accounts at average exchange rates for the period, and

•	components of equity at historical rates.

Gains and losses from translation of the financial statements into U.S. dollars are recorded in stockholders’ equity as a component of other comprehensive loss. Realized and unrealized gains and losses resulting from foreign currency transactions denominated in currencies other than the functional currency are reflected as general and administrative expenses in the Statements of Operations.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in money-market funds that are highly liquid and have an original maturity of less than 90 days at the date of purchase.

Pieris AG held $72,497 and $183,311 in restricted cash as of December 31, 2013 and 2012, respectively. Such bank balances relate to prepayments received by Pieris AG pursuant to EU grants under the EUROCALIN program (see Note 3 Revenue). These amounts are restricted to cover future obligations to members of the EUROCALIN consortium; they are not available for use by Pieris AG.

Fair Value of Financial Instruments

ASC Topic 820 Fair Value Measurement defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pieris AG applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 utilizes quoted market prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

Pieris AG’s cash equivalents consist of highly liquid money market funds and are measured at fair value on a recurring basis. These funds are classified as Level 1 in the fair value hierarchy because they are valued using quoted prices for the periods ended December 31, 2013 and 2012. The carrying amounts of $3,307,520 and $3,651,949 as of December 31, 2013 and December 31, 2012, respectively, equal the fair value of the cash equivalents.

The Company’s other financial instruments include debt instruments (convertible stockholder loan and bank loan) and are classified as Level 2 within the fair value hierarchy. The fair value of these instruments was determined using the discounted cash flow method based on contractual cash flows and the current rate at which debt with similar terms could be issued. The fair values for these debt instruments approximated carrying values as of December 31, 2013 and 2012.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that subject Pieris AG to concentrations of credit risk include cash and cash equivalents and trade accounts receivable. Pieris AG maintains cash and cash equivalents with various major financial institutions. Pieris AG maintains deposits and owns money market funds only in highly rated financial institutions to minimize the credit risk from the financial institutions. Management periodically reviews the credit standing of these financial institutions and believes that Pieris AG is not exposed to significant credit risk from the institutions in which those deposits are held and through which money-market funds are owned at December 31, 2013 and 2012.

As of December 31, 2013, one collaboration partner accounted for all of Pieris AG’s trade accounts receivable. See Note 3 Revenue, for additional information regarding Pieris AG’s collaboration agreements.

Pieris AG relies on third parties to conduct preclinical and clinical studies. If these third parties do not successfully carry out their contractual duties or meet expected deadlines, Pieris AG may not be able to obtain regulatory approval for Pieris AG’s drug candidates and Pieris AG’s business could be substantially impacted. Furthermore, Pieris AG is exposed to the risks associated with third parties’ formulating and manufacturing its preclinical and clinical drug supplies and any approved product candidates. The development and commercialization of any of its drug candidates could be stopped, delayed or made less profitable if those third parties fail to provide Pieris AG with sufficient quantities of such drug candidate or fail to do so at acceptable quality levels, including in accordance with applicable regulatory requirements and prices.

In line with the third-party risk, Pieris AG depends significantly on the Research and Licensing Agreement (or the “TUM License Agreement”) with Technische Universität München (the “TUM” or “Technical University Munich”), under which certain intellectual property rights are exclusively licensed to Pieris AG. In case the TUM License Agreement is terminated by TUM, Pieris AG would be significantly hampered in its efforts to develop and commercialize, as well as to sub-license, the drug candidates covered by such exclusive license.

Trade Accounts Receivable

Trade accounts receivable are recorded net of allowances for doubtful accounts and represent amounts due from third parties and collaboration partners. Management monitors and evaluates collectability of receivables on an ongoing basis and considers whether an allowance for doubtful accounts is necessary. Management determined that no such reserve is needed as of December 31, 2013 and 2012. Historically, Pieris AG has not had collectability issues with third parties and collaboration partners.

Property and Equipment

Property and equipment are recorded at acquisition cost, less accumulated depreciation and impairment. Depreciation on property and equipment is calculated using the straight-line method over the remaining estimated useful lives of the assets. The estimated useful life of the different groups of property and equipment is as follows:

Asset Classification	Estimated useful life (in years)
Leasehold improvements	5 - 13
Laboratory equipment	1 - 14
Office and computer equipment	1 - 15

Impairment of Long-lived Assets

Pieris AG reviews its long-lived assets to be held and used for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. In performing an impairment review, Pieris AG estimates undiscounted cash flows from products that are covered by these assets. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset. If the evaluation indicates that the carrying value of an asset is not recoverable from its undiscounted cash flows, an impairment loss is measured by comparing the carrying value of the asset to its fair value. No such impairments were recorded during the years ended December 31, 2013 or 2012.

Revenue Recognition

Pieris AG entered into several licensing and development agreements with collaboration partners for the development of Anticalin® therapeutics against a variety of targets in diseases and conditions. The terms of these agreements contain multiple elements and deliverables, which may include (i) licenses, or options to obtain licenses, to Pieris AG’s Anticalin® technology and (ii) research activities to be performed on behalf of the collaborative partner. Payments to Pieris AG under these agreements may include upfront fees (which include license and option fees), payments for research activities, payments based upon the achievement of certain milestones and royalties on product sales. There are no performance, cancellation, termination or refund provisions in any of the arrangements that could result in material financial consequences to Pieris AG. Pieris AG follows the provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 605-25, Revenue Recognition—Multiple-Element Arrangements and ASC Topic 605-28, Revenue Recognition—Milestone Method in accounting for these agreements.

Multiple-Element Arrangements

When evaluating multiple-element arrangements, Pieris AG identifies the deliverables included within the agreement and evaluates which deliverables represent separate units of accounting based whether the delivered element has stand-alone value to the collaborator or if the arrangement includes a general right of return for delivered items.

The consideration received is allocated among the separate units of accounting using the relative selling price method, and the applicable revenue recognition criteria are applied to each of the separate units of accounting. Pieris AG has used best estimate of selling price methodology to estimate the selling price for licenses and options to acquire additional licenses to its proprietary technology because Pieris AG does not have Vendor Specific Objective Evidence or Third Party Evidence of selling price for these deliverables. To determine the estimated selling price of a license to its proprietary technology, Pieris AG considers market conditions as well as entity-specific factors, including those factors contemplated in negotiating the agreements, terms of previous collaborative agreements, similar agreements entered into by third parties, market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating the Company’s best estimate of selling price, Pieris AG evaluates whether changes in the key assumptions used to determine the best estimate of selling price will have a significant effect on the allocation of arrangement consideration among multiple deliverables.

Pieris AG typically receives upfront, nonrefundable payments when licensing its intellectual property in conjunction with a research and development agreement. In determining the units of accounting, management evaluates whether the license has stand-alone value from the undelivered elements to the collaborative partner based on the consideration of the relevant facts and circumstances for each arrangement. Factors considered in this determination include the stage of development of the license delivered, research capabilities of the partner and the availability of Anticalin® technology research expertise in the general marketplace.

When management believes the license to its intellectual property does not have stand-alone value from the other deliverables to be provided in the arrangement, Pieris AG generally recognizes revenue attributable to the license on a straight-line basis over Pieris AG’s contractual or estimated performance period, which is typically the term of Pieris AG’s research and development obligations. When management believes the license to its intellectual property has stand-alone value, Pieris AG recognizes revenue attributed to the license upon delivery. The periods over which revenue should be recognized are subject to estimates by management and may change over the course of the research and development agreement. Such a change could have a material impact on the amount of revenue Pieris AG records in future periods.

The accounting treatment for options granted to collaborators is dependent upon the nature of the option granted to the collaborative partner. Options are considered substantive if, at the inception of an agreement, Pieris AG is at risk as to whether the collaborative partner will choose to exercise the options to secure additional licenses. Factors that are considered in evaluating whether options are substantive include the overall objective of the arrangement, the benefit the collaborator might obtain from the agreement without exercising the options, the cost to exercise the options relative to the total upfront consideration, and the additional financial commitments or economic penalties imposed on the collaborator as a result of exercising the options.

In arrangements where options to obtain additional licenses are considered substantive, Pieris AG determines whether the optional licenses are priced at a significant and incremental discount. If the prices include a significant and incremental discount, the option is considered a deliverable in the arrangement. However, if not priced at a discount, the elements included in the arrangement are considered to be only the non-contingent elements. When a collaborator exercises an option to acquire an additional license, the exercise fee that is attributed to the additional license and any incremental discount allocated at inception are recognized in a manner consistent with the treatment of up-front payments for licenses (i.e., license and research services). In the event an option expires un-exercised, any incremental discounts deferred at the inception of the arrangement are recognized into revenue upon expiration. For options that are non-substantive, the additional licenses to which the options pertain are considered deliverables upon inception of the arrangement, and Pieris AG applies the multiple-element revenue recognition criteria to determine accounting treatment. All of Pieris AG’s agreements with options have been determined to include substantive options.

Payments or reimbursements resulting from Pieris AG’s research and development efforts in multi-element arrangements in which Pieris AG’s research and development efforts are considered deliverable are recognized as the services are performed and are presented on a gross basis so long as there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collection of the related receivable is reasonably assured. Amounts received prior to satisfying the above revenue recognition criteria are recorded as deferred revenue in the accompanying balance sheets.

Milestone Payments and Royalties

At the inception of each agreement that includes milestone payments, Pieris AG evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (1) the entity’s performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone, (b) the consideration relates solely to past performance and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. Pieris AG evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

Pieris AG aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones. Research milestones are typically achieved upon reaching certain success criteria as defined in each agreement related to developing an Anticalin® protein against the specified target. Development milestones are typically reached when a compound reaches a defined phase of clinical research or passes such phase, or upon gaining regulatory approvals. Commercial milestones are typically achieved when an approved pharmaceutical product reaches the status for commercial sale or certain defined levels of net sales by the licensee, such as when a product first achieves global sales or annual sales of a specified amount.

For revenues from research and development milestone payments, if the milestones are deemed substantive and the milestone payments are nonrefundable, such amounts are recognized entirely upon successful accomplishment of the milestones. Milestones that are not considered substantive are accounted for as license payments and recognized on a straight-line basis over the period of performance. To date, Pieris AG has determined all milestones are substantive. Revenues from commercial milestone payments are accounted for as royalties and are recorded as revenue upon achievement of the milestone, assuming all other revenue recognition criteria are met. Royalty payments are recognized in revenues based on the timing of royalty payments earned in accordance with the agreements, which typically is the period when the relevant sales occur, assuming all other revenue recognition criteria are met.

Government Grants

Government grants are recognized when there is reasonable assurance that all conditions will be complied with and the grant will be received. As the government grants generally represent subsidies for specified activities, they are recognized when earned as revenue from grants.

Funds received that are not related to research and development expenses that have already been incurred, such as the EUROCALIN grant, are recorded as deferred revenue until such time that the related expenses have been incurred by Pieris AG or by one of the other members of the EUROCALIN consortium. At the time eligible expenses are incurred, the applicable portion of deferred revenue according to the respective funding rates is recorded as revenue from grants.

Research and Development

Research and development costs are charged to expense as incurred. Research and development expenses consist of expenses incurred in performing research and development activities, including salaries and benefits; overhead expenses, including facilities expenses; materials and supplies; preclinical expenses; clinical trial and related clinical manufacturing expenses; depreciation of equipment; contract services; and other outside expenses. Legal fees incurred for patent application costs have been charged to expense and reported in research and development expenses.

Income Taxes

Pieris AG applies ASC 740—Income Taxes, which established financial accounting and reporting requirements for the effects of income taxes that result from Pieris AG’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted statutory tax rates expected to apply to taxable income in the jurisdictions and years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where Pieris AG determines that it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future, the deferred tax assets are reduced by a valuation allowance.

Share-based Payments

Pieris AG measures share-based payments in accordance with ASC Topic 718, Compensation—Stock Compensation. Determining the appropriate fair value model and related assumptions requires judgment, including estimating share price volatility and expected terms of the awards. For employee options, the fair value measurement date is generally on the date of grant and the related compensation expense is recognized on a straight-line basis over the requisite period of the awards, less expense for expected forfeitures. Share-based compensation expense related to stock options granted to non-employees is recognized as the services are rendered on a straight-line basis.

Pieris AG granted share-based payments in the form of cash-settled options to employees and non-employees in two different contracts. These share-based payments were only exercisable upon an exit event (i.e. any liquidation, dissolution or winding up of Pieris AG, including any merger or consolidation into or any other corporation or sale of more than 70% of Pieris AG’s assets or 50% of Pieris AG’s shares) before December 31, 2013. As the achievement of the performance condition (exit event) did not occur before the expiration of the vesting period, no expenses were recorded during the years ended December 31, 2013 and 2012. All of the options expired as of December 31, 2013.

Contingencies

Accruals are recorded for loss contingencies when it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. Pieris AG evaluates, on a quarterly basis, developments in legal proceedings and other matters that could cause an increase or decrease in the amount of the liability that has been accrued previously. Considering facts known at the time of the assessment, Pieris AG determines whether potential losses are considered reasonably possible or probable and whether they are estimable. Based upon this assessment, Pieris AG carries out an evaluation of disclosure requirements and considers possible accruals in the financial statements.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and asses performance. Pieris AG operates as a single segment dedicated to the discovery and development of biotechnological applications and accordingly, views its operations and manages its business in one operating segment.

Basic and Diluted Earnings per Share

Pieris AG computes basic earnings per share by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Pieris AG computes diluted earnings per share after giving consideration to dilutive effects that existed during the respective period. Potentially dilutive securities issuable upon conversion of the Convertible Stockholder Loan 2012 are not included in the calculations of diluted net income (loss) per share, as their inclusion would be anti-dilutive. Potential common shares issuable upon conversion from preferred shares that are convertible into common stock by resolution adopted by stockholders at a meeting are considered as securities participating in dividends (whether paid or unpaid) pursuant to the two-class method. However, the conversion of preferred shares into common shares does not impact diluted net income (loss) per share because the conversion would be contingent upon a substantive non-market condition in accordance with ASC 260. Therefore, basic and diluted income (loss) per share are the same for the years ended December 31, 2013 and 2012 as no dilutive effects existed.

Adoption of New Accounting Standards

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” (ASU 2011-11). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The requirements of ASU 2011-11 are to be applied retrospectively and became effective for Pieris AG on January 1, 2013. There were no offsetting arrangements during 2013 or 2012, and therefore the adoption of this standard update did not have an effect on the disclosures.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” (ASU 2012-02), allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. If the qualitative assessment indicates it is more-likely-than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no testing is required. ASU 2012-02 became effective for Pieris AG in the period beginning January 1, 2013, and its adoption did not have an effect on the Pieris AG’s financial position, results of operations or cash flows.

In July 2013, the FASB issued ASU No. 2013-10 (ASU 2013-10), “Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes” (a consensus of the FASB F- 10 Emerging Issues Task Force), which permits the use of the Fed Funds Effective Swap Rate (also referred to as the Overnight Index Swap Rate), in addition to the U.S. Treasury rate (UST) and London Interbank Offered Rate (LIBOR), as a U.S. benchmark interest rate for hedge accounting purposes under FASB ASC Topic 815, Derivatives and Hedging. Under ASU 2013-10, entities should apply the ASU prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. Pieris AG did not have any qualifying or redesignated hedging relationships during 2013 and 2012, and therefore the adoption of this standard update did not have an effect on the Pieris AG’s financial position, results of operations or cash flows.

New Accounting Standards Not Yet Adopted

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02). Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (AOCI) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 became effective for non emerging growth companies for reporting periods beginning after December 15, 2012. For Pieris AG as an emerging growth company ASU 2013-02 will become effective on January 1, 2014. Pieris AG does not expect the adoption of these provisions to have a material impact on the Company’s financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-04, “Liabilities (Topic 405) -Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (ASU 2013-04). The amendments in this update provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this update is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about such obligations. The requirements of ASU 2013-04 will become effective for non emerging growth companies for reporting periods beginning after December 15, 2013. For Pieris AG as an emerging growth company ASU 2013-04 will become effective on January 1, 2015. Pieris AG does not expect the adoption of these provisions to have a material impact on the Company’s financial statements.

In March 2013, the FASB issued Accounting Standards Update No. 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (ASU 2013-05). The amendments in ASU 2013-05 provide guidance on releasing Cumulative Translation Adjustments (CTA) when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, these amendments provide guidance on the release of CTA in partial sales of equity method investments and in step acquisitions. For public entities, the amendments are effective on a prospective basis for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to de-recognition events occurring after the effective date. Prior periods should not be adjusted and early adoption is permitted. ASU 2013-05 will become effective for non emerging growth companies for reporting periods beginning after December 15, 2013. For Pieris AG as an emerging growth company ASU 2013-05 will become effective on January 1, 2015 and Pieris AG does not expect these provisions to have a material impact on the Company’s financial statements.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11 (ASU 2013-11), “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (a consensus of the FASB Emerging Issues Task Force), which requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when

•	the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and

•	the entity intends to use the deferred tax asset for that purpose.

The ASU does not require new disclosures and is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption and retrospective application are permitted. ASU 2013-11 will become effective for non emerging growth companies for reporting periods beginning after December 15, 2013. For Pieris AG as an emerging growth company ASU 2013-11 will become effective on January 1, 2015, and the Company is in the processes of evaluating of the impact the adoption will have on its financial statements.

In May 2014 the FASB issued Accounting Standards Update (ASU) No. 2014-09 Revenue from Contracts with Customers.

ASU 2014-09 affects contracts with customers to transfer goods or services or contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement in this ASU.

The core principle of the guidance is that an entity should recognize revenue consistent with the performance obligation to transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. For Pieris AG as an emerging growth company ASU 2014-09 will become effective for annual reporting periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Pieris AG is evaluating the impact of the adoption of the standard on its financial statements.

In June 2014 the FASB issued Accounting Standards Update (ASU) No. 2014-12 “Accounting for Share-Based Payments When the Terms of an Award Provide that a Performance Target Could be Achieved after the Requisite Service Period.”

The amendments in this Update apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target (for example, an IPO or a profitability target) could be achieved and still be eligible to vest in the award if and when the performance target is achieved.

For all entities, the amendments in this Update are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The effective date is the same for both public business entities and all other entities.

Entities may apply the amendments in this Update either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this Update as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. Pieris AG is still evaluating the impact of the adoption of the standard on the financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40): Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure” (ASU 2014-15).

ASU 2014-15 is an authoritative accounting guidance related to management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. This guidance is effective for Pieris AG for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The Company is currently assessing the expected impact, if any, that this ASU will have on our financial statements.